WARRANTY LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Warranty Liabilities
SCHEDULE OF WARRANTY LIABILITIES
	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
As of January 1,	22	22	17
Additional accrual	6	37	28
Utilized	(6)	(37)	(28)
As of December 31,	22	22	17